DEBT - Schedule of Debt (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 03, 2016	Jul. 31, 2015
Disclosure of detailed information about borrowings [line items]
Current portion	$ 27,482,000	$ 15,864,000
Long term portion	73,224,000	79,741,000
Total	100,706,000	95,605,000
Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Current portion	0	147,000
Finance leases
Disclosure of detailed information about borrowings [line items]
Current portion	1,151,000	1,229,000
Long term portion	532,000	269,000
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Current portion	5,555,000	2,222,000
Long term portion	14,380,000	7,337,000
Total	20,300,000
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Current portion	4,000,000	0
Long term portion	13,700,000	$ 0
Total	$ 18,000,000
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	5.00%
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Long term portion	$ 44,612,000	$ 42,515,000
Total	$ 44,612,000	42,515,000	$ 47,617,000
Borrowings, interest rate	7.00%			7.00%
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Long term portion	$ 0	18,817,000
Total					$ 20,000,000.0
Borrowings, interest rate	8.00%				11.50%
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Current portion	$ 16,776,000	12,266,000
Long term portion	$ 0	$ 10,803,000
Borrowings, interest rate	7.50%